UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Investment Class

Tax Free Money Fund Investment

Annual Report to
Shareholders

December 31, 2008

Contents

3 Portfolio Management Review

8 Information About Each Fund's Expenses

NY Tax Free Money Fund

11 Portfolio Summary

13 Investment Portfolio

17 Financial Statements

21 Financial Highlights

Tax Free Money Fund Investment

22 Portfolio Summary

24 Investment Portfolio

29 Financial Statements

33 Financial Highlights

35 Notes to Financial Statements

42 Report of Independent Registered Public Accounting Firm

43 Tax Information

44 Investment Management Agreement Approval

54 Summary of Management Fee Evaluation by Independent Fee Consultant

59 Summary of Administrative Fee Evaluation by Independent Fee Consultant

60 Board Members and Officers

65 Account Management Resources

This report must be preceded or accompanied by a prospectus. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each funds' prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Tax Free Funds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. (``DIMA'' or the ``Advisor''), which is part of Deutsche Asset Management, is the investment advisor for NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds (the ``Trust''). DIMA and its predecessors have more than 80 years of experience managing mutual funds, and DIMA provides a full range of investment advisory services to institutional and retail clients.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

In the following interview, the fund's portfolio management team discusses the market environment and the team's approach to managing the funds during the most recent annual period ended December 31, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: Will you discuss the market environment for the funds during the most recent annual period?

A: Over the past 12 months we witnessed unprecedented events in the money markets as well as in financial markets worldwide. The massive credit crunch that originated with problems in the US subprime mortgage market as well as securitized mortgages eventually brought down several major financial firms and transformed Wall Street. In the general "flight to quality" that ensued — amid a market atmosphere of heightened uncertainty over perceived credit quality — demand for short-term Treasury securities reached overwhelming levels at several points during 2008; investors prized safety over all other considerations, including yield.1 In response to a freeze-up in money market liquidity, the US Federal Reserve Board (the Fed) created new lending facilities for commercial paper, asset-backed commercial paper and the money markets.2 By the end of the fourth quarter, some degree of normalcy seemed to have been restored to the short-term credit markets in response to government actions. However, many investors clung to a flight-to-quality stance in light of rising unemployment, trouble for US automakers, the need for more Wall Street bailouts, and concern that the recession and problems in the housing market could go on for some time. By year end the Fed had reduced short-term interest rates to a target between 0% and 0.25%, saying that it would now expand its balance sheet in an attempt to stimulate the financial markets.

As of December 31, 2008, the three-month LIBOR, an industry standard for measuring three-month taxable money market rates, stood at 1.43%, compared with 4.70% as of December 31, 2007.3

1 Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating, the higher the probability of default.
2 Lending Facility -— In their search for answers to the financial crisis and credit crunch, US Federal Reserve Board (the Fed) officials have created a series of lending facilities to try to restore liquidity within the financial system and prompt large financial institutions to resume lending to one another at more accustomed levels. The first such facility the Fed created was the Term Securities Lending Facility (TSLF), where the Fed agreed to lend up to $200 billion of Treasury securities to primary dealers secured by a pledge of other securities. This lending by the Fed was meant to, in turn, prompt further lending by its borrowers. Since then the Fed has set up commercial paper and asset-backed commercial paper lending facilities to perform similar liquidity operations in those areas of the credit market.
3 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield — NY Tax Free Money Fund — Investment Class
December 31, 2008	.90%
December 31, 2007	2.68%*
* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 2.66% as of December 31, 2007.
7-Day Current Yield — Tax Free Money Fund Investment — Premier Shares
December 31, 2008	.65%**
December 31, 2007	2.74%**
** The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been .63% as of December 31, 2008 and 2.73% as of December 31, 2007.
7-Day Current Yield — Tax Free Money Fund Investment — Institutional Shares
December 31, 2008	.39%
December 31, 2007	—***
*** Tax Free Money Fund Investment — Institutional Shares commenced operations on November 11, 2008.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the product's most recent month-end performance.

Q: What has been the strategy for the funds?

A: During a difficult period for the credit markets, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.

In addition, we took a cautious approach in extending maturity. In part, this was because of problems within the "monoline" insurance industry.5 Beginning in 2007, the AAA rating for a number of monoline municipal insurers had come under pressure when it came to light that several of these companies had incurred significant losses on their other major line of business — insurance for complex structured-mortgage securities, such as collateralized debt obligations. Early on, our policy was to look beyond insured-AAA ratings, examine the underlying creditworthiness of each issue closely, and choose what we consider to be safe and highly liquid securities.

Regarding New York's finances, we will continue to monitor the situation closely in light of the fact that the state and city will not be receiving the accustomed level of revenue from Wall Street firms going forward.

4 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.
5 Monoline insurers (also referred to as "monoline insurance companies" or simply "monolines") guarantee the timely repayment of bond principal and interest when an issuer defaults. They are so named because they originally provided services to only one industry.

Q: What detracted from performance during the period?

A: The types of securities in which the funds were investing tended to have lower yields than issues carrying more risk. We preferred to be cautious during this time of significant market turbulence. In the end this cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue to insist on the highest credit quality within the funds. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive tax-free yields for shareholders.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Tax Free Money Fund Investment limited these expenses for the Premier Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2008 to December 31, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

NY Tax Free Money Fund

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2008
Actual Fund Return	Investment Class
Beginning Account Value 7/1/08	$ 1,000.00
Ending Account Value 12/31/08	$ 1,008.70
Expenses Paid per $1,000*	$ 3.79
Hypothetical 5% Fund Return	Investment Class
Beginning Account Value 7/1/08	$ 1,000.00
Ending Account Value 12/31/08	$ 1,021.37
Expenses Paid per $1,000*	$ 3.81
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	Investment Class
NY Tax Free Money Fund	.75%

For more information, please refer to the Fund's prospectus.

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2008	Premier Shares	Institutional Shares*
Actual Fund Return
Beginning Account Value 7/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/08	$ 1,007.60	$ 1,000.60
Expenses Paid per $1,000**	$ 3.89	$ 1.27
Hypothetical 5% Fund Return	Premier Class	Institutional Shares
Beginning Account Value 7/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/08	$ 1,021.27	$ 1,020.46
Expenses Paid per $1,000**	$ 3.91	$ 4.72
* For the period from November 11, 2008 (commencement of operations of Institutional Shares) to December 31, 2008.
** Expenses (hypothetical expenses if the Fund had been in existence from July 1, 2008) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	Premier Shares	Institutional Shares
Tax Free Money Fund Investment	.77%	.93%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation (As a % of Investment Portfolio)	12/31/08	12/31/07

Municipal Investments Municipal Variable Rate Demand Notes	84%	87%
Municipal Bonds and Notes	16%	13%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	22 days	19 days
iMoneyNet State Specific Retail Money Funds Average*	30 days	28 days
* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail and institutional state-specific money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the Retail and State-Specific Retail categories.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 13. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund is posted twice each month to www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted on or after month-end and Portfolio holdings as of each month-end are posted on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for more contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of December 31, 2008

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
New York 98.7%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 1.35%*, 12/15/2023, Bank of America NA (a)	970,000	970,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 1.1%*, 7/1/2038, TD Bank NA (a)	7,330,000	7,330,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Ave. LLC Project, Series A, AMT, 1.25%*, 9/1/2033, Hudson River Bank & Trust Co. (a)	10,470,000	10,470,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 1.0%*, 12/1/2033, Bank of America NA (a)	7,950,000	7,950,000
Commack, NY, Union Free School District, Tax Anticipation Notes, 2.75%, 6/30/2009	5,000,000	5,027,489
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 1.76%*, 10/1/2045	15,345,000	15,345,000
Long Island, NY, Power Authority, 0.85%, 1/13/2009	4,000,000	4,000,000
Nassau County, NY, General Obligation, Series A, 3.25%, 1/15/2009 (b)	3,395,000	3,396,032
New York, Metropolitan Transportation, 0.7%, 1/5/2009	5,000,000	5,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 1.35%*, 11/1/2035, Fortis Bank SA (a)	2,500,000	2,500,000
New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-4, 1.6%*, 11/1/2034, KBC Bank NV (a)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Series C-1, Prerefunded, 5.375%, 7/1/2027	5,685,000	5,881,350
New York, State Dormitory Authority Revenue, Secondary Issues, Series R-12121, 1.34%*, 3/15/2031	2,100,000	2,100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Columbia University, Series A, 5.0%, 7/1/2009	3,130,000	3,182,727
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Long Island University, Series A-1, 1.25%*, 9/1/2036, Allied Irish Bank PLC (a)	6,500,000	6,500,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Series A, 0.75%*, 11/15/2036	3,500,000	3,500,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 1.25%*, 7/1/2029, JPMorgan Chase Bank (a)	2,045,000	2,045,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of NY, Series D, 1.17%*, 7/1/2031, TD Bank NA (a)	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.75%*, 5/15/2037	25,350,000	25,350,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.9%*, 5/15/2036	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.9%*, 5/15/2036	3,950,000	3,950,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.85%*, 5/15/2033	2,300,000	2,300,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 0.65%*, 3/15/2026, State Street Bank & Trust Co. (a)	700,000	700,000
New York, State Mortgage Agency Revenue, Series R-181, 144A, AMT, 1.43%*, 4/1/2032	9,500,000	9,500,000
New York, State Power Authority, 1.35%, 1/8/2009	3,500,000	3,500,000
New York, State Revenue Bonds, Series 2008-3506, 144A, 1.65%*, 4/1/2016 (b)	6,185,000	6,185,000
New York, State Urban Development Corp. Revenue:
Series A-5, 0.95%*, 1/1/2030, TD Bank NA (a)	2,600,000	2,600,000
Series 2008-053, 144A, 4.0%*, 3/15/2023, Dexia Credit Local (a)	16,470,000	16,470,000
Series 2008-054, 144A, 4.0%*, 3/15/2024, Dexia Credit Local (a)	12,050,000	12,050,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 1.2%*, 1/1/2032	9,435,000	9,435,000
New York, Tsasc, Inc., Series 1, Prerefunded, 6.375%, 7/15/2039	5,000,000	5,281,853
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 1.32%*, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 1.4%*, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 1.3%*, 12/1/2034, Allied Irish Bank PLC (a)	1,055,000	1,055,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 0.95%*, 7/1/2025, Allied Irish Bank PLC (a)	6,000,000	6,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School, Series B-2, 1.05%*, 7/1/2036, Citizens Bank (a)	1,650,000	1,650,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 1.18%*, 12/15/2013	705,000	705,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-2, 1.45%*, 6/15/2038	1,950,000	1,950,000
New York City, NY, Municipal Water Finance Authority, Series 3092, 144A, 1.18%*, 6/15/2010	4,620,000	4,620,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, 144A:
Series 1249, 2.25%*, 6/15/2033	3,750,000	3,750,000
Series 1314, 2.25%*, 6/15/2039	5,800,000	5,800,000
New York City, NY, Transitional Finance Authority Revenue, Series A, 144A, 1.33%*, 11/1/2030	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 0.7%*, 11/1/2022	3,465,000	3,465,000
New York City, NY, Trust for Cultural Resource Revenue, Lincoln Center for the Performing Arts, Series B-1, 0.65%*, 11/1/2038, US Bank NA (a)	1,250,000	1,250,000
New York, NY, General Obligation:
Series J-3, 0.65%*, 2/15/2016, JPMorgan Chase Bank (a)	1,600,000	1,600,000
Series A-5, 0.7%*, 8/1/2031, Bank of Nova Scotia (a)	1,710,000	1,710,000
Series 2951, 144A, 1.18%*, 10/1/2013	4,465,000	4,465,000
Series 2831, 144A, 1.18%*, 1/1/2015	4,600,000	4,600,000
Series R-11299, 144A, 1.34%*, 2/1/2022	4,385,000	4,385,000
Series G, 5.0%, 8/1/2009	10,000,000	10,151,409
Series O, 5.0%, 6/1/2009	2,000,000	2,022,309
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 1.7%*, 11/1/2025, Citizens Bank NA (a)	2,400,000	2,400,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canandaigua Family YMCA, 1.48%*, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 1.6%*, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Port Authority of New York & New Jersey, Series R-9207, 144A, AMT, 1.43%*, 9/15/2028	2,695,000	2,695,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 1.48%*, 12/1/2021, Citizens Bank NA (a)	1,045,000	1,045,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 1.48%*, 1/1/2037, Citizens Bank NA (a)	6,695,000	6,695,000
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 1.2%*, 9/15/2037, Sovereign Bank FSB (a)	8,940,000	8,940,000
		296,398,169
Puerto Rico 0.8%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 1.3%*, 12/1/2030	2,500,000	2,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $298,898,169)+	99.5	298,898,169
Other Assets and Liabilities, Net	0.5	1,390,530
Net Assets	100.0	300,288,699
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of December 31, 2008.
+ The cost for federal income tax purposes was $298,898,169.
(a) Security incorporates a letter of credit from the bank listed.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	3.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	298,898,169
Level 3	—
Total	$ 298,898,169

Financial Statements

Statement of Assets and Liabilities as of December 31, 2008
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$ 298,898,169
Cash	13,896
Receivable for investments sold	137,907
Receivable for Fund shares sold	1,753
Interest receivable	1,531,867
Other assets	35,314
Total assets	300,618,906
Liabilities
Distributions payable	61,040
Payable for Fund shares redeemed	1,395
Accrued management fee	30,568
Other accrued expenses and payables	237,204
Total liabilities	330,207
Net assets, at value	$ 300,288,699
Net Assets Consist of
Undistributed net investment income	48,463
Paid-in capital	300,240,236
Net assets, at value	$ 300,288,699
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($117,420,847 ÷ 117,416,220 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt New York Money Market Fund
Net Asset Value, offering and redemption price per share ($182,867,852 ÷ 182,846,758 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2008
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 6,301,868
Expenses: Management fee	314,132
Administration fee	261,777
Services to shareholders	357,884
Custodian fee	12,908
Distribution and service fees	1,002,043
Professional fees	77,748
Trustees' fees and expenses	8,534
Reports to shareholders	46,746
Registration fees	43,963
Other	39,972
Total expenses before expense reductions	2,165,707
Expense reductions	(2,464)
Total expenses after expense reductions	2,163,243
Net investment income	4,138,625
Net realized gain (loss)	30,910
Net increase (decrease) in net assets resulting from operations	$ 4,169,535

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund
	Years Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations: Net investment income	$ 4,138,625	$ 3,649,320
Net realized gain (loss)	30,910	4,697
Net increase (decrease) in net assets resulting from operations	4,169,535	3,654,017
Distributions to shareholders from: Net investment income: Investment Class	(1,760,971)	(2,159,586)
Tax-Exempt New York Money Market Fund	(2,405,709)	(1,489,734)*
Total distributions	(4,166,680)	(3,649,320)
Fund share transactions: Investment Class Proceeds from shares sold	420,002,882	375,968,056
Reinvestment of distributions	525,559	813,409
Cost of shares redeemed	(381,111,596)	(353,394,718)
Net increase (decrease) in net assets from Investment Class share transactions	39,416,845	23,386,747
Tax-Exempt New York Money Market Fund* Proceeds from shares sold	273,876,523	172,060,912
Net assets acquired in tax-free reorganization	—	42,838,790
Reinvestment of distributions	2,405,709	1,489,579
Cost of shares redeemed	(205,359,300)	(104,453,703)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	70,922,932	111,935,578
Increase (decrease) in net assets	110,342,632	135,327,022
Net assets at beginning of period	189,946,067	54,619,045
Net assets at end of period (including undistributed net investment income of $48,463 and $45,608, respectively)	$ 300,288,699	$ 189,946,067
* Tax-Exempt New York Money Market Fund commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
	Years Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Other Information Investment Class
Shares outstanding at beginning of period	77,999,375	54,612,628
Shares sold	420,002,882	375,968,056
Shares issued to shareholders in reinvestment of distributions	525,559	813,409
Shares redeemed	(381,111,596)	(353,394,718)
Net increase (decrease) in Fund shares from Investment Class share transactions	39,416,845	23,386,747
Shares outstanding at end of period	117,416,220	77,999,375
Tax-Exempt New York Money Market Fund*
Shares outstanding at beginning of period	111,923,826	—
Shares sold	273,876,523	172,060,912
Shares issued in tax-free reorganization	—	42,827,038
Shares issued to shareholders in reinvestment of distributions	2,405,709	1,489,579
Shares redeemed	(205,359,300)	(104,453,703)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	70,922,932	111,923,826
Shares outstanding at end of period	182,846,758	111,923,826
* Tax-Exempt New York Money Market Fund commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Investment Class
Years Ended December 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.017	.029	.027	.017	.005
Net realized and unrealized gain (loss)[a]	—	—	—	—	—
Total from investment operations	.017	.029	.027	.017	.005
Less distributions from: Net investment income	(.017)	(.029)	(.027)	(.017)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.76	2.94[b]	2.71[b]	1.70[b]	.47[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	117	78	55	90	110
Ratio of expenses before expense reductions (%)	.72	.76	.98	.87	.88
Ratio of expenses after expense reductions (%)	.72	.75	.75	.75	.75
Ratio of net investment income (%)	1.68	2.89	2.67	1.67	.49
[a] Amount is less than $.0005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Portfolio Summary

Tax Free Money Fund Investment

Asset Allocation (As a % of Investment Portfolio)	12/31/08	12/31/07

Municipal Investments Municipal Variable Rate Demand Notes	81%	83%
Municipal Bonds and Notes	19%	17%
	100%	100%
Weighted Average Maturity

Tax Free Money Fund Investment	25 days	24 days
iMoneyNet National Retail Tax Free Money Funds Average*	28 days	31 days
* The Fund is compared to its respective iMoneyNet Category: National Retail Tax Free Money Funds Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund is posted twice each month to www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted on or after month-end and Portfolio holdings as of each month-end are posted on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of December 31, 2008

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
Arizona 2.0%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.75%*, 12/15/2018, Bank of New York Mellon (a)	2,650,000	2,650,000
California 6.5%
California, Las Virgenes Unified School District, Series 2008-3044X, 144A, 1.65%*, 8/1/2031 (b)	4,000,000	4,000,000
Orange County, CA, 1.6%, 1/6/2009	4,790,000	4,790,000
		8,790,000
Colorado 2.9%
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 1.25%*, 9/1/2026, Branch Banking & Trust (a)	1,700,000	1,700,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 1.23%*, 8/1/2017, Wells Fargo Bank NA (a)	2,230,000	2,230,000
		3,930,000
Delaware 2.0%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 1.4%*, 10/1/2028, Rabobank International (a)	2,776,271	2,776,271
Florida 8.8%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series A, 1.9%*, 11/15/2032, SunTrust Bank (a)	1,650,000	1,650,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.85%*, 10/1/2027, Northern Trust Co. (a)	2,500,000	2,500,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.89%*, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
Tampa, FL, Health Care Facilities Revenue, LifeLink Foundation, Inc. Project, 1.27%*, 8/1/2022, SunTrust Bank (a)	6,700,000	6,700,000
		11,960,000
Georgia 0.8%
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project, Series A, 0.65%*, 5/1/2037, SunTrust Bank (a)	1,125,000	1,125,000
Illinois 6.9%
Channahon, IL, Morris Hospital Revenue, Series A, 1.0%*, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-052, 144A, 4.0%*, 12/1/2035	5,010,000	5,010,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 1.65%*, 12/1/2020, Bank One NA (a)	3,000,000	3,000,000
		9,410,000
Indiana 2.0%
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 1.3%*, 4/1/2024, Bank One NA (a)	2,700,000	2,700,000
Iowa 0.7%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 1.8%*, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 6.9%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.85%*, 3/1/2030, US Bank NA (a)	3,415,000	3,415,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.8%*, 7/1/2019, Bank One Kentucky NA (a)	1,365,000	1,365,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative, Series B-3, 1.5%*, 10/15/2014	4,550,000	4,550,000
		9,330,000
Louisiana 1.0%
Louisiana, BB&T Municipal Trust, Series 4000, 144A, 1.33%*, 7/1/2018, Branch Banking & Trust (a)	1,360,000	1,360,000
Michigan 4.3%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 1.25%*, 11/1/2030, Comerica Bank (a)	780,000	780,000
Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 0.93%*, 1/15/2026, Bank of New York (a)	5,000,000	5,000,000
		5,780,000
Missouri 2.2%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 1.1%*, 2/1/2039, US Bank NA (a)	3,000,000	3,000,000
New Jersey 2.4%
Oradell, NJ, Bond Anticipation Notes, 2.75%, 6/12/2009	3,292,000	3,302,739
Pennsylvania 8.2%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.2%*, 7/15/2028	835,000	835,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, 1.2%*, 1/1/2043, KBC Bank NV (a)	4,700,000	4,700,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series B, 0.6%*, 6/1/2042, Bayerische Landesbank (a)	4,115,000	4,115,000
Montgomery County, PA, Redevelopment Authority, Muli-Family Housing Revenue, Forge Gate Apartments Project, Series A, 1.27%*, 8/15/2031	1,410,000	1,410,000
		11,060,000
South Carolina 1.0%
South Carolina, Macon Trust, Series 2007-303, 144A, 1.3%*, 2/1/2012, Bank of America NA (a)	1,300,000	1,300,000
Tennessee 0.9%
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 1.27%*, 7/1/2024, SunTrust Bank (a)	1,285,000	1,285,000
Texas 24.0%
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation, Inc. Project, Series B, 1.1%*, 9/1/2041, JPMorgan Chase Bank (a)	3,000,000	3,000,000
Galveston County, TX, General Obligation, Series R-11275WF, 144A, 2.3%*, 2/1/2028	6,115,000	6,115,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, YMCA of the Greater Houston, Series B, 0.75%*, 6/1/2038, Allied Irish Bank PLC (a)	2,250,000	2,250,000
Houston, TX, Utility Systems Revenue, Series B1, 1.5%*, 5/15/2034, Bank of America NA, Bank of New York, Dexia Credit Local, State Street Bank & Trust Co. (a)	1,000,000	1,000,000
Longview, TX, Independent School District, Series 3059, 144A, 1.25%*, 2/15/2016	2,290,000	2,290,000
North East, TX, Independent School District, Series 2355, 144A, 1.25%*, 8/1/2015	1,180,000	1,180,000
North Texas, Tollway Authority, 0.75%, 1/15/2009	6,000,000	6,000,000
Texas, A&M University Revenues, Series 944, 144A, 1.2%*, 5/15/2013	1,145,000	1,145,000
Texas, Solar Eclipse Funding Trust, 144A, 1.24%*, 8/1/2037	3,495,000	3,495,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	6,000,000	6,053,353
		32,528,353
Vermont 4.8%
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.45%*, 9/1/2038, Citizens Bank (a)	6,500,000	6,500,000
Virginia 4.5%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster-Canterbury, 1.25%*, 10/1/2037, Branch Banking & Trust (a)	6,150,000	6,150,000
Washington 3.1%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 1.22%*, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 1.15%*, 2/1/2031 (b)	2,530,000	2,530,000
		4,185,000
Wisconsin 3.8%
Wisconsin, State Transportation Revenue, Series 1, 5.5%, 7/1/2009	5,000,000	5,087,993
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,210,356)+	99.7	135,210,356
Other Assets and Liabilities, Net	0.3	458,670
Net Assets	100.0	135,669,026
* Variable demand rate notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2008.
+ The cost for federal income tax purposes was $135,210,356.
(a) Security incorporates a letter of credit from the bank listed.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	4.8

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	135,210,356
Level 3	—
Total	$ 135,210,356

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2008
Assets	Tax Free Money Fund Investment
Investments in securities, valued at amortized cost	$ 135,210,356
Cash	78,292
Receivable for investments sold	20,259
Interest receivable	555,415
Other assets	43,427
Total assets	135,907,749
Liabilities
Distributions payable	48,027
Accrued management fee	19,592
Other accrued expenses and payables	171,104
Total liabilities	238,723
Net assets, at value	$ 135,669,026
Net Assets Consist of
Undistributed net investment income	35,808
Paid-in capital	135,633,218
Net assets, at value	$ 135,669,026
Net Asset Value
Premier Shares Net Asset Value, offering and redemption price per share ($135,664,023 ÷ 135,627,297 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($5,003 ÷ 5,003 shares outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2008
Investment Income	Tax Free Money Fund Investment
Income: Interest	$ 4,070,558
Expenses: Management fee	254,276
Administration fee	169,518
Services to shareholders	380,976
Custodian fee	12,035
Distribution and service fees	410,962
Professional fees	72,161
Trustees' fees and expenses	2,794
Report to shareholders	25,326
Registration fees	20,331
Other	28,807
Total expenses before expense reductions	1,377,186
Expense reductions	(86,963)
Total expenses after expense reductions	1,290,223
Net investment income	2,780,335
Net realized gain (loss)	31,090
Net increase (decrease) in net assets resulting from operations	$ 2,811,425

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment
	Years Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations: Net investment income	$ 2,780,335	$ 3,101,134
Net realized gain (loss)	31,090	1,879
Net increase (decrease) in net assets resulting from operations	2,811,425	3,103,013
Distributions to shareholders from: Net investment income Premier Shares	(2,778,734)	(3,101,134)
Institutional Shares	(3)	—
Total distributions	(2,778,737)	(3,101,134)
Fund share transactions: Premier Shares* Proceeds from shares sold	1,088,155,818	429,345,636
Reinvestment of distributions	490,665	461,294
Cost of shares redeemed	(1,068,968,223)	(424,218,976)
Net increase (decrease) in net assets from Premier Shares transactions	19,678,260	5,587,954
Institutional Shares** Proceeds from shares sold	5,000	—
Reinvestment of distributions	3	—
Net increase (decrease) in net assets from Institutional Shares transactions	5,003	—
Increase (decrease) in net assets	19,715,951	5,589,833
Net assets at beginning of period	115,953,075	110,363,242
Net assets at end of period (including undistributed net investment income of $35,808 and $3,120, respectively)	$ 135,669,026	$ 115,953,075
* Effective November 11, 2008, the existing class of shares of the Fund was redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares.
** Tax Free Money Fund Investment — Institutional Shares commenced operations on November 11, 2008.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax Free Money Fund Investment (continued)
	Years Ended December 31,
Increase (Decrease) in Net Assets	2008	2007
Other Information Premier Shares*
Shares outstanding at beginning of period	115,949,037	110,361,083
Shares sold	1,088,155,818	429,345,636
Shares issued to shareholders in reinvestment of distributions	490,665	461,294
Shares redeemed	(1,068,968,223)	(424,218,976)
Net increase (decrease) in Fund shares from Premier Shares transactions	19,678,260	5,587,954
Shares outstanding at end of period	135,627,297	115,949,037
Institutional Shares**
Shares outstanding at beginning of period	—	—
Shares sold	5,000	—
Shares issued to shareholders in reinvestment of distributions	3	—
Net increase (decrease) in Fund shares from Institutional Shares transactions	5,003	—
Shares outstanding at end of period	5,003	—
* Effective November 11, 2008, the existing class of shares of the Fund was redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares.
** Tax Free Money Fund Investment — Institutional Shares commenced operations on November 11, 2008.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax Free Money Fund Investment

Premier Shares

Years Ended December 31,	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.016	.029	.027	.017	.005
Net realized and unrealized gain (loss)[a]	—	—	—	—	—
Total from investment operations	.016	.029	.027	.017	.005
Less distributions from: Net investment income	(.016)	(.029)	(.027)	(.017)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.62	2.96	2.71	1.72	.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	116	110	174	135
Ratio of expenses before expense reductions (%)	.81	.83	.88	.82	.84
Ratio of expenses after expense reductions (%)	.76	.75	.75	.75	.75
Ratio of net investment income (%)	1.64	2.92	2.61	1.73	.46
[a] Amount is less than $.0005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Tax Free Money Fund Investment

Institutional Shares

Year Ended December 31,	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Income from investment operations: Net investment income	.001
Net realized and unrealized gain (loss)[b]	—
Total from investment operations	.001
Less distributions from: Net investment income	(.001)
Net asset value, end of period	$ 1.00
Total Return (%)	.06**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.005
Ratio of expenses (%)	.93*
Ratio of net investment income (%)	.42*
[a] For the period from November 11, 2008 (commencement of operations of Institutional Shares) to December 31, 2008. [b] Amount is less than $.005 per share. * Annualized ** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund and Tax Free Money Fund Investment (each a ``Fund,'' and collectively, the ``Funds'') are two of the funds the Trust offers to investors. Each Fund is an open-end, diversified management investment company. NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Tax-Exempt New York Money Market Fund are provided separately and are available upon request.

Tax Free Money Fund Investment offers two classes of shares to investors: Effective November 11, 2008, the existing shares of Tax Free Money Fund Investment were redesignated as a separate share class named Tax Free Money Fund Investment — Premier Shares and on November 11, 2008, the Fund commenced offering Tax Free Money Fund Investment — Institutional Shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," effective at the beginning of the Fund's fiscal year. Disclosure about the classification of fair value measurements is included at the end of each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Each Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in each Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2008, the Funds' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free Money Fund	Tax Free Money Fund Investment
Undistributed tax-exempt income	$ 48,463	$ 35,808

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

	Years Ended December 31,
	2008	2007
NY Tax Free Money Fund: Distributions from tax-exempt income Distributions from ordinary income*	$ 4,135,770 30,910	$ 3,644,623 4,697
Tax Free Money Fund Investment Distributions from tax-exempt income	$ 2,778,737	$ 3,101,134
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

Under the Investment Management Agreement with the Advisor, Tax Free Money Fund Investment and NY Tax Free Money Fund pay an annual management fee of 0.15% and 0.12%, respectively, based on their average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2008 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses for Tax Free Money Fund Investment — Premier Shares, to the extent necessary, to maintain the operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from January 1, 2008 through March 21, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses for NY Tax Free Money Fund Investment Class, to the extent necessary, to maintain total operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2008, the Advisor received an Administration fee as follows:

	Total Aggregated	Unpaid at December 31, 2008
NY Tax Free Money Fund	$ 261,777	$ 25,473
Tax Free Money Fund Investment	$ 169,518	$ 12,861

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended December 31, 2008 and the period from November 11, 2008 (commencement of operations) through December 31, 2008 for Tax Free Money Fund Investment — Institutional Shares, the amounts charged to the Funds by DISC were as follows:

	Total Aggregated	Waived	Unpaid at December 31, 2008
NY Tax Free Money Fund: Investment Class	$ 220,250	$ —	$ 14,837
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 136,038	$ —	$ 22,954
Tax Free Money Fund Investment: Premier Shares	$ 378,514	$ 83,615	$ 51,303
Tax Free Money Fund Investment: Institutional Shares	$ 4	$ —	$ 4

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Funds' Distributor. The Tax-Exempt New York Money Market Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund's average daily net assets, which is calculated daily and payable monthly. For the year ended December 31, 2008, the Distribution Fee was as follows:

	Total Aggregated	Unpaid at December 31, 2008
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 791,061	$ 77,820

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to NY Tax Free Money Fund Investment Class and Tax Free Money Fund Investment — Premier Shares at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended December 31, 2008, the Service Fee was as follows:

	Total Aggregated	Unpaid at December 31, 2008	Annual Effective Rate
NY Tax Free Money Fund: Investment Class	$ 210,982	$ 53,441.20%
Tax Free Money Fund Investment: Premier Shares	$ 410,962	$ 75,074.24%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended December 31, 2008, the amount charged to each Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at December 31, 2008
NY Tax Free Money Fund	$ 15,250	$ 8,694
Tax Free Money Fund Investment	$ 15,852	$ 4,210

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended December 31, 2008, NY Tax Free Money Fund and Tax Free Money Fund Investment paid their allocated portions of the retirement benefit of $1,109 and $654, respectively, to the non-continuing Independent Board Members, and the Funds were reimbursed by DIMA for these payments.

C. Fee Reductions

The Funds have entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's custodian expenses. During the year ended December 31, 2008, each Fund's custodian fee was reduced under these agreements as follows:

	Custody Credits	Transfer Agent Credits
NY Tax Free Money Fund	$ 482	$ 873
Tax Free Money Fund Investment	$ 1,668	$ 1,026

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Fund may borrow up to a maximum of 5 percent of its net assets under the agreement.

E. Acquisition of Assets

On March 22, 2007, the NY Tax Free Money Fund acquired all of the net assets of Investor's Municipal Cash Fund: Tax-Exempt New York Money Market Fund. The acquisition was accomplished by a tax-free exchange of 42,827,038 shares and net assets at that date of $42,838,790, were combined with those of the NY Tax Free Money Fund. The aggregate net assets of the NY Tax Free Money Fund immediately before the acquisition were $59,475,160. The combined net assets of the NY Tax Free Money Fund immediately following the acquisition were $102,313,950.

F. Participation in the Treasury's Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury").

The Program is designed to protect the value of accounts in the Funds as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of shares of the Funds for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Funds' net asset values fall below $0.995 and the Funds are liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

The Funds bear the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.010%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Other" expense on the Statement of Operations. Through December 31, 2008, NY Tax Free Money Fund and Tax Free Money Fund Investment have accrued $31,604 and $20,317, respectively. The Program is set to terminate on April 30, 2009, unless extended by the Treasury. The Treasury may extend the program through the close of business on September 18, 2009. If the Program is extended beyond April 30, 2009, the Funds would need to pay an additional fee and there can be no assurances that the Funds would continue to participate. This expense is borne by the Funds without regard to any expense limitation currently in effect for the Funds.

Neither the Funds nor Deutsche Investment Management Americas Inc., the Funds' investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Advisor Funds and Shareholders of Tax Free Money Fund Investment and Investment Class of NY Tax Free Money Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund and Tax Free Money Fund Investment (the ``Funds'') at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 23, 2009	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the NY Tax Free Money Fund and Tax Free Money Fund Investment for the taxable year ended December 31, 2008, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Investment Management Agreement Approval

New York Tax Free Money Fund — Investment Class

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2008.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders at a special meeting held in 2006. DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet ("iMoneyNet"). The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer group compiled by Lipper), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the Fund's performance (Investment Class shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's total (net) operating expenses were expected to be in the following quartiles of the applicable Lipper expense universe: the 2nd quartile for Investment Class shares and the 4th quartile for Money Class shares. The Board considered the Fund's management fee rate as compared to fees charged by DIMA and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Investments organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Investments fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board noted that while the Fund's current investment management fee schedule does not include breakpoints, the Board intends to consider implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DWS Investments products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax Free Money Fund Investment

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2008.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders at a special meeting held in 2006. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer group compiled by iMoneyNet ("iMoney Net")), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the Fund's performance (Premier shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2007. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). The Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees) were expected to be in the 4th quartile of the applicable Lipper expense universe for Premier shares. The Board considered the Fund's management fee rate as compared to fees charged by DIMA and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Investments organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Investments fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board noted that while the Fund's current investment management fee schedule does not include breakpoints, the Board intends to consider implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DWS Investments products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2008. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	134
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		134
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	134
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	134
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	134
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	134
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	134
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	134
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	134
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	134
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	134
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	137
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Investments; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	134
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 703-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
	NY Tax Free Money Fund — Investment Class	Tax Free Money Fund Investment — Premier Shares	Tax Free Money Fund Investment — Institutional Shares
Nasdaq Symbol	BNYXX	BTXXX	BTTXX
CUSIP Number	23336Y 698	23336Y 714	23336Y 557
Fund Number	844	839	359

ITEM 2.	CODE OF ETHICS

As of the end of the period, December 31, 2008, NY Tax Free Money Fund and Tax Free Money Fund Investment has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

NY TAX FREE MONEY FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$46,650	$0	$0	$0
2007	$46,350	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control

Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$58,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$0	$19,000
2007	$0	$25,000	$600,000	$625,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of

Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

TAX FREE MONEY FUND INVESTMENT

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2008	$37,400	$0	$0	$0
2007	$37,100	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2008	$0	$19,000	$0
2007	$58,500	$25,000	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2008	$0	$19,000	$0	$19,000
2007	$0	$25,000	$600,000	$625,000

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

***

PwC advised the Fund's Audit Committee that PwC has identified two matters that it determined to be inconsistent with the SEC's auditor independence rules. In the first instance, an employee of PwC had power of attorney over an account which included DWS funds. The employee did not perform any audit services for the DWS Funds, but did work on a non audit project for Deutsche Bank AG. In the second instance, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies/trusts since 2001. Some of these companies held shares of Aberdeen, a sub advisor to certain DWS Funds, and of certain funds sponsored by subsidiaries of Deutsche Bank AG. The trustee relationship has ceased. PwC informed the Audit Committee that these matters could have constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that PwC believes its independence had not been impacted as it related to the audits of the Fund. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment and that PwC does not believe these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the funds' independent auditor.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund and Tax Free Money Fund Investment, each a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 2, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 2, 2009